Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related Party Transactions

(27)    Related Party Transactions

The following summaries relate to certain related party transactions entered into by the Company with certain of its shareholders, its shareholders affiliates and the Company’s affiliates.

Advisory Services Agreement

Certares Management Corp. (“Certares”), an indirect equity owner of the Company, provides certain advisory services to the Company for which fees of approximately $1 million, $2.5 million and $2.5 million were incurred for each of the years ended December 31, 2022, 2021 and 2020, respectively. As of December 31, 2022 and 2021, the Company had $5 million and $4 million as amounts payable to Certares under this agreement. This agreement terminated upon the closing of the Business Combination.

Commercial Agreements

The Company has various commercial agreements with the affiliates of Amex Coop. In respect of such agreement, included in the operating costs are costs of approximately $24 million, $10 million and $12 million for the year ended December 31, 2022, 2021 and 2020, respectively. Revenues also include revenue from affiliates of Amex Coop of approximately $21 million, $19 million and $21 million for the years ended December 31, 2022, 2021 and 2020, respectively. Amounts payable to affiliates of Amex Coop under these agreements as of December 31, 2022 and December 31, 2021, were $24 million and $16 million, respectively. Amounts receivable from affiliates of Amex Coop under these agreements was $15 million as of both December 31, 2022 and December 31, 2021, respectively. Effective upon, the closing of the Business Combination, the parties amended the terms of certain of these commercial arrangements.

Apart from above, there are certain tax indemnity (see note 4 – Income Taxes) between the Company and affiliates of Amex Coop. Amounts payable to affiliates of Amex Coop in respect of such agreements was $2 million as of both December 31, 2022 and 2021.

License of American Express Marks

GBT US LLC, a wholly owned subsidiary of GBTG, entered into a trademark license agreement with an affiliate of Amex Coop pursuant to which GBT US LLC was granted a license to use, and the right to sublicense to certain subsidiaries of GBTG the right to use, the American Express trademarks used in the American Express Global Business Travel and American Express Meetings & Events brands for business travel, business consulting and meetings and events businesses on a royalty-free, exclusive, non- assignable, non-sublicensable (other than as set out in the trademark license agreement), and worldwide basis.

Effective upon closing of the Business Combination, GBT Travel Services UK Limited (“GBT UK”), an indirect wholly owned subsidiary of GBTG, and an affiliate of Amex Coop, entered into a long-term, 11-year amended and restated trademark license agreement (unless earlier terminated or extended) pursuant to which GBT UK was granted an exclusive, non-assignable, worldwide, royalty-free license to use, and the right to sublicense to all wholly owned operating subsidiaries of GBTG and other permitted sublicensees the right to use, the American Express trademarks used in the American Express Global Business Travel brand, and the American Express GBT Meetings & Events brands for business travel, meetings and events, business consulting and other services related to business travel (“Business Travel Services”). The amended and restated trademark license agreement also provides GBTG the flexibility to operate non-Business Travel Services businesses under brands that do not use any trademarks owned by American Express, subject to certain permissibility and other requirements.

Exchange Agreement

See note 9 - Reverse Recapitalization for further discussion of the Exchange Agreement.

New Shareholders Agreement

At the closing of the Business Combination, GBTG, GBT JerseyCo and the Continuing JerseyCo Owners entered into a Shareholders Agreement (the “New Shareholders Agreement”). The New Shareholders Agreement sets forth various restrictions, limitations and other terms concerning the transfer of equity securities of GBTG and GBT JerseyCo by the parties thereto (other than, in most circumstances, the A ordinary shares of GBT JerseyCo). Among other matters, and subject to certain terms, conditions and exceptions, the Shareholders Agreement prohibits each Continuing JerseyCo Owner, severally and not jointly, from effecting transfers of such equity securities to certain specified restricted persons, as well as transfers that would violate applicable securities laws or cause GBT JerseyCo to be treated other than as a pass-through entity for U.S. federal income tax purposes.

The New Shareholders Agreement specifies the initial composition of the GBTG Board, effective immediately upon the closing and sets out the composition and appointment of the GBTG Board. The New Shareholders Agreement will also require (subject to certain specified conditions and exceptions including those described below) the approval of each Continuing JerseyCo Owner for GBTG or its subsidiaries to take certain actions, including: (i) the redemption, cancellation or repayment of any equity securities of GBTG or GBT JerseyCo, other than on a pro rata basis from all shareholders; (ii) dividends or distributions, other than on a pro rata basis; (iii) any share exchanges, splits, combinations and similar actions with respect to one or more, but not all, classes or series of GBTG or GBT JerseyCo shares; (iv) amendments to GBT JerseyCo’s organizational documents that relate specifically and solely to rights, priorities and privileges of the B ordinary shares or the C ordinary shares of GBT JerseyCo, as applicable; or (v) any agreement or commitment to do any of the foregoing. Further, the New Shareholders Agreement also provides for various provisions for shareholder rights, termination of such rights, cash distributions to satisfy tax liabilities of the GBT JerseyCo’s shareholders, etc. subject to certain terms and conditions as set out in the agreement.

Commercial and Operating Agreements with Expedia

In connection with the acquisition of Egencia, on November 1, 2021, an affiliate of GBT and an affiliate of Expedia entered into a ten-year term marketing partner agreement to provide the GBT’s business clients with access to Expedia group hotel content (the “EPS Agreement”). The EPS Agreement requires an affiliate of Expedia to meet certain competitiveness thresholds with respect to the Expedia group hotel content offered to the Company and requires the Company to satisfy certain share of wallet commitments to the affiliate of Expedia (including the making of cash shortfall payments in the event of share of wallet failure, subject to offset based on outperformance by the Company in subsequent periods). The Company’s share of wallet obligations are subject to adjustment for future acquisitions and dispositions and the failure of the affiliate of Expedia to meet agreed competitiveness thresholds. As a result of the above agreement, the Company recognized revenue of $130 million and $8 million for the period ended December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, the Company had a $18 million and $4 million receivable from the affiliate of Expedia, respectively.

As part of the Egencia acquisition, on November 1, 2021, GBT UK entered into a Transition Services Agreement with Expedia, Inc. (the “Egencia TSA”), pursuant to which Expedia, Inc. (an affiliate of Expedia) and its affiliates provide certain transition services to GBT UK and its affiliates to facilitate an orderly transfer of Egencia from Expedia to GBT. The initial term of the Egencia TSA is 18 months. The initial term of each service is set forth in the Egencia TSA, and the term of certain services is subject to extension under certain circumstances. GBT UK has the right to terminate services for convenience upon prior written notice to Expedia, Inc. For services provided by Expedia to Egencia prior to the Egencia acquisition, pricing under the Egencia TSA is determined in the same manner as pricing for such services was historically determined by Expedia, Inc. For services that were not provided by Expedia, Inc. to Egencia prior to the Egencia acquisition, in general pricing is equal to the cost of providing such services. For the period ended December 31, 2022 and 2021, the total cost charged to the Company was approximately $34 million and $8 million that was included in the Company’s consolidated statements of operations. As of both December 31, 2022 and 2021, the Company had a payable to Expedia Inc. of $8 million. Further, as of December 31, 2022 and 2021, Egencia had a net receivable of $4 million and a net payable of $16 million to Expedia, respectively, on account of net cash settled on behalf of or on Egencia’s behalf by Expedia during the respective years.

During the year ended December 31, 2022, the Company recognized a charge of $19 million in its statement of operations for a loss contingency as it became probable that the Company will pay the amount to Expedia for a contingent event that existed as of the Egencia acquisition date. As of December 31, 2022, the Company has a payable of $15 million to Expedia.